NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
First Mortgage Loans Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 1,769	$ 1,866
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,769	1,866
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		462
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		462
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,390	3,653
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,390	3,653
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,482	2,033
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,482	2,033
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	633	841
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	633	841
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable